LEASES (Tables)	12 Months Ended
Jan. 31, 2025
Leases [Abstract]
Schedule of Components of Lease Expenses
The components of lease expenses for the years ended January 31, 2025, 2024 and 2023 were as follows:

	Year Ended January 31,
(in thousands)	2025	2024	2023
Operating lease expenses	$6,360	$6,401	$7,695
Finance lease expenses:
Amortization of right-of-use assets	83	—	—
Interest on lease liabilities	30	—	—
Total finance lease expenses	113	—	—
Variable lease expenses	146	1,480	2,536
Short-term lease expenses	456	78	243
Other lease related expenses	4,479	4,207	4,422
Sublease income	(159)	(875)	—
Total lease expenses	$11,395	$11,290	$14,896

Schedule of Supplemental Cash Flow Information Related to Leases
Other information related to leases was as follows:

	Year Ended January 31,
(dollars in thousands)	2025	2024	2023
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,916	$7,201	$8,272
Financing cash flows from finance leases	$99	$—	$—
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$7,124	$23,293	$2,240
Finance leases	$958	$—	$—
Weighted average remaining lease terms
Operating leases	8 years	8 years	3 years
Finance leases	5 years	—	—
Weighted average discount rates
Operating leases	7.2%	6.5%	4.8%
Finance leases	7.8%	—	—

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities as of January 31, 2025 were as follows:

	January 31, 2025
(in thousands)	Operating Leases	Finance Leases
Year Ending January 31,
2026	8,256	230
2027	5,715	230
2028	5,093	230
2029	7,791	230
Thereafter	33,023	116
Total future minimum lease payments	59,878	1,036
Less imputed interest	(25,068)	(146)
Total	$34,810	$890

Reported as of January 31, 2025:
Accrued expenses and other current liabilities	$5,004	$170
Operating lease liabilities	29,806	—
Other liabilities	—	720
Total	$34,810	$890